LONG-TERM DEBT - Summary of Term Loan Facilities (Details) - USD ($) $ in Millions	Sep. 30, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Various	$ 244	$ 297
Noncurrent total	1,972	1,716
Total	2,216	2,013
2018 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Various	$ 37	75
2018 Tool Equipment Purchase and Lease Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00016%
2019 Tool Equipment Purchase and Lease Financing
Disclosure of detailed information about borrowings [line items]
Various	$ 85	84
Noncurrent total	$ 42	106
2019 Tool Equipment Purchase and Lease Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00018%
2019 Tool Equipment Purchase and Lease Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00018%
2019 USD Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Various	$ 36	36
Noncurrent total	$ 126	144
2019 USD Dresden Equipment Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00018%
2019 USD Dresden Equipment Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00018%
2020 USD Equipment Financing
Disclosure of detailed information about borrowings [line items]
Various	$ 59	59
Noncurrent total	$ 108	152
2020 USD Equipment Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00019%
2020 USD Equipment Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00019%
USD Term Loan A
Disclosure of detailed information about borrowings [line items]
Noncurrent total	$ 649	647
USD Term Loan A | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00029%
EUR Term Loan A
Disclosure of detailed information about borrowings [line items]
Noncurrent total	$ 81	94
EUR Term Loan A | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00026%
2019 EUR Dresden Equipment Financing
Disclosure of detailed information about borrowings [line items]
Various	$ 12	14
Noncurrent total	$ 361	423
2019 EUR Dresden Equipment Financing | Minimum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00018%
2019 EUR Dresden Equipment Financing | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	0.00018%
SGD EDB Loan
Disclosure of detailed information about borrowings [line items]
Noncurrent total	$ 579	90
SGD EDB Loan | Maximum
Disclosure of detailed information about borrowings [line items]
Nominal Interest Rate	1.40%
Various Debt One
Disclosure of detailed information about borrowings [line items]
Various	$ 15	29
Various Loans Two
Disclosure of detailed information about borrowings [line items]
Noncurrent total	$ 26	$ 60